Other comprehensive income - Schedule of exchange differences included in other comprehensive income that may be reclassified to profit or loss, by currency (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Items that may be reclassified to profit or loss
Balance at beginning of year	€ (22,375)	€ (19,510)
Balance at end of year	(25,475)	(22,375)	€ (19,510)
Movement	407	(216)	(22)
Grupo Santander
Items that may be reclassified to profit or loss
Balance at beginning of year	(22,375)	(19,510)	(20,420)
Balance at end of year	(25,475)	(22,375)	(19,510)
Movement	(3,100)	(2,865)	910
From goodwill	(287)	(568)	249
From results	(52)	(295)	37
From net assets	(2,976)	(2,002)	624
From transfers	215
Brazilian real | Grupo Santander
Items that may be reclassified to profit or loss
Balance at beginning of year	(16,664)	(13,287)	(14,199)
Balance at end of year	(16,755)	(16,664)	(13,287)
Movement	(91)	(3,377)	912
From goodwill	(13)	(631)	191
From results	(41)	(206)	11
From net assets	(37)	(2,540)	710
From transfers	0
Pound sterling | Grupo Santander
Items that may be reclassified to profit or loss
Balance at beginning of year	(3,300)	(4,064)	(4,446)
Balance at end of year	(4,126)	(3,300)	(4,064)
Movement	(826)	764	382
From goodwill	(48)	39	20
From results	(18)	22	4
From net assets	(760)	703	358
From transfers	0
Mexican peso | Grupo Santander
Items that may be reclassified to profit or loss
Balance at beginning of year	(1,437)	(64)	(1,132)
Balance at end of year	(1,222)	(1,437)	(64)
Movement	215	(1,373)	1,068
From goodwill	11	(82)	62
From results	40	(136)	41
From net assets	164	(1,155)	965
From transfers	0
Argentine peso | Grupo Santander
Items that may be reclassified to profit or loss
Balance at beginning of year	(2,090)	(2,658)	(1,754)
Balance at end of year	(2,216)	(2,090)	(2,658)
Movement	(126)	568	(904)
From goodwill	0	0	(4)
From results	0	0	0
From net assets	(126)	568	(900)
From transfers	0
Chilean peso | Grupo Santander
Items that may be reclassified to profit or loss
Balance at beginning of year	(2,180)	(1,890)	(1,605)
Balance at end of year	(2,249)	(2,180)	(1,890)
Movement	(69)	(290)	(285)
From goodwill	(12)	(34)	(32)
From results	9	(7)	(34)
From net assets	(66)	(249)	(219)
From transfers	0
US dollar | Grupo Santander
Items that may be reclassified to profit or loss
Balance at beginning of year	4,462	3,433	4,062
Balance at end of year	2,340	4,462	3,433
Movement	(2,122)	1,029	(629)
From goodwill	(225)	116	(64)
From results	(48)	35	(16)
From net assets	(1,849)	878	(549)
From transfers	0
Polish zloty | Grupo Santander
Items that may be reclassified to profit or loss
Balance at beginning of year	(202)	(325)	(776)
Balance at end of year	18	(202)	(325)
Movement	220	123	451
From goodwill	1	34	87
From results	0	5	32
From net assets	4	84	332
From transfers	215
Other currencies | Grupo Santander
Items that may be reclassified to profit or loss
Balance at beginning of year	(964)	(655)	(570)
Balance at end of year	(1,265)	(964)	(655)
Movement	(301)	(309)	(85)
From goodwill	(1)	(10)	(11)
From results	6	(8)	(1)
From net assets	(306)	€ (291)	€ (73)
From transfers	€ 0